Rate Matters (Tables)	6 Months Ended
Jun. 30, 2011
Effects of Regulation (Tables) [Abstract]
Schedule Of Regulatory Assets Text Block
Regulatory Assets Not Yet Being Recovered
	June 30,	December 31,
	2011	2010
	(in millions)
Noncurrent Regulatory Assets (excluding fuel)
Regulatory assets not yet being recovered pending future proceedings to determine the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs - CSPCo, OPCo (a)	$61	$55
Customer Choice Deferrals - CSPCo, OPCo (a)	60	59
Storm Related Costs - CSPCo, OPCo (a)	31	30
Storm Related Costs - TCC	25	25
Storm Related Costs - PSO (c)	18	-
Acquisition of Monongahela Power - CSPCo (a)	9	8
Other Regulatory Assets Not Yet Being Recovered	7	7
Regulatory Assets Currently Not Earning a Return
Environmental Rate Adjustment Clause - APCo	65	56
Storm Related Costs - APCo, KGPCo, SWEPCo	28	28
Deferred Wind Power Costs - APCo	38	29
Mountaineer Carbon Capture and Storage Product Validation Facility - APCo (b)	19	60
Special Rate Mechanism for Century Aluminum - APCo	13	13
Acquisition of Monongahela Power - CSPCo (a)	4	4
Storm Related Costs - PSO (c)	-	17
Other Regulatory Assets Not Yet Being Recovered	5	4
Total Regulatory Assets Not Yet Being Recovered	$383	$395

       (a)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (b)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.